UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2017

Date of reporting period: July 31, 2017

Item 1.	Schedule of Investments

Schedule of Investments July 31, 2017	(Unaudited)

LSV Value Equity Fund	Shares	Value (000)
Common Stock (99.1%)
Aerospace & Defense (2.7%)
Boeing	127,300	$30,865
Orbital ATK	88,200	9,012
Spirit AeroSystems Holdings, Cl A	123,000	7,433
Textron	164,700	8,092
Vectrus*	6,533	222

		55,624

Agricultural Operations (0.6%)
Archer-Daniels-Midland	273,900	11,553

Agricultural Products (0.9%)
Bunge	171,300	13,428
Ingredion	43,300	5,340

		18,768

Air Freight & Logistics (1.0%)
FedEx	97,800	20,345

Aircraft (2.0%)
American Airlines Group	240,200	12,116
Delta Air Lines	267,000	13,179
United Continental Holdings*	252,600	17,096

		42,391

Asset Management & Custody Banks (1.9%)
Ameriprise Financial	141,800	20,544
Legg Mason	161,700	6,470
State Street	130,800	12,194

		39,208

Automotive (2.8%)
Ford Motor	1,179,700	13,236
General Motors	538,500	19,375
Goodyear Tire & Rubber	401,700	12,658
Lear	93,800	13,900

		59,169

Automotive Retail (0.3%)
Murphy USA*	71,400	5,407

Banks (10.4%)
Bank of America	1,805,200	43,541
CIT Group	130,700	6,228
Fifth Third Bancorp	721,300	19,259
JPMorgan Chase	674,900	61,956
Keycorp	1,014,600	18,303
PNC Financial Services Group	141,900	18,277
Regions Financial	1,358,100	19,828
SunTrust Banks	386,100	22,120

	Shares	Value (000)
Banks (continued)
Wells Fargo	139,300	$7,514

		217,026

Biotechnology (2.2%)
Amgen	143,300	25,007
Biogen*	22,400	6,487
Gilead Sciences	131,100	9,975
United Therapeutics*	32,500	4,173

		45,642

Broadcasting, Newspapers & Advertising (0.2%)
TEGNA	256,300	3,801

Building & Construction (1.0%)
Owens Corning	162,100	10,869
PulteGroup	426,600	10,417

		21,286

Chemicals (2.7%)
Celanese, Cl A	97,700	9,396
Eastman Chemical	154,600	12,857
Huntsman	558,800	14,875
LyondellBasell Industries, Cl A	216,700	19,522

		56,650

Commercial Printing (0.6%)
Deluxe	141,222	10,196
LSC Communications	51,350	1,098
RR Donnelley & Sons	136,933	1,693

		12,987

Commercial Services (0.4%)
Western Union	374,400	7,394

Commodity Chemicals (0.7%)
Cabot	163,000	8,856
Trinseo	83,800	5,891

		14,747

Computer & Electronics Retail (0.2%)
GameStop, Cl A	169,200	3,670

Computers & Services (2.7%)
Cars.com*	85,433	2,076
Dell Technologies, Cl V*	67,645	4,347
DXC Technology	31,767	2,490
Hewlett Packard Enterprise	369,800	6,475
HP	695,900	13,292
NCR*	322,500	12,207
Seagate Technology	179,100	5,903
Western Digital	113,800	9,687

		56,477

Schedule of Investments July 31, 2017	(Unaudited)

LSV Value Equity Fund	Shares	Value (000)
Construction & Engineering (0.3%)
Tutor Perini*	200,300	$5,328

Diversified REIT’s (0.7%)
Lexington Realty Trust	703,800	7,165
Select Income	133,300	3,129
VEREIT	528,800	4,394

		14,688

Drug Retail (0.8%)
CVS Health	217,900	17,417

Electrical Services (4.0%)
American Electric Power	83,100	5,862
Entergy	196,600	15,083
Exelon	401,400	15,390
FirstEnergy	651,900	20,802
Public Service Enterprise Group	572,600	25,750

		82,887

Financial Services (6.6%)
Capital One Financial	145,400	12,531
Citigroup	726,000	49,695
Discover Financial Services	333,300	20,311
Donnelley Financial Solutions*	51,350	1,191
Goldman Sachs Group	68,100	15,345
Lazard, Cl A	261,600	12,219
Morgan Stanley	402,900	18,896
Navient	514,300	7,586

		137,774

Food, Beverage & Tobacco (1.4%)
Pilgrim’s Pride*	575,600	13,981
Tyson Foods, Cl A	239,900	15,200

		29,181

General Merchandise Stores (1.0%)
Big Lots	123,200	6,119
Target	272,200	15,426

		21,545

Health Care Distributors (0.7%)
Cardinal Health	177,700	13,729

Health Care Facilities (0.5%)
HCA Holdings*	139,800	11,232

Health Care REIT’s (0.7%)
Medical Properties Trust	358,400	4,652
Senior Housing Properties Trust	502,400	9,772

		14,424

	Shares	Value (000)
Health Care Services (0.4%)
Express Scripts Holding*	143,000	$8,958

Hotels & Lodging (0.8%)
Wyndham Worldwide	162,900	17,002

Household Products, Furniture & Fixtures (0.5%)
Whirlpool	52,500	9,339

Human Resource & Employment Services (0.5%)
ManpowerGroup	104,600	11,208

Insurance (9.7%)
Aetna	92,800	14,320
Allstate	264,800	24,097
American Financial Group	139,200	14,115
Anthem	120,200	22,382
Assurant	84,100	8,853
CIGNA	75,000	13,017
Genworth Financial, Cl A*	393,400	1,349
Hartford Financial Services Group	220,400	12,122
Lincoln National	290,600	21,231
MetLife	179,400	9,867
MGIC Investment*	735,000	8,578
Prudential Financial	187,200	21,197
Travelers	150,800	19,316
Voya Financial	302,400	11,866

		202,310

IT Consulting & Other Services (0.6%)
International Business Machines	90,400	13,078

Machinery (1.7%)
AGCO	132,000	9,523
Cummins	79,900	13,415
ITT	152,400	6,248
Trinity Industries	219,500	6,017

		35,203

Mortgage REIT’s (0.9%)
Annaly Capital Management	963,400	11,590
Starwood Property Trust	326,300	7,191

		18,781

Motorcycle Manufacturers (0.4%)
Harley-Davidson	174,400	8,488

Multimedia (0.3%)
Viacom, Cl B	194,200	6,781

Office Electronics (0.5%)
Xerox	333,175	10,218

Schedule of Investments July 31, 2017	(Unaudited)

LSV Value Equity Fund	Shares	Value (000)
Office Equipment (0.2%)
Pitney Bowes	229,000	$3,604

Office REIT’s (0.3%)
Piedmont Office Realty Trust, Cl A	275,500	5,788

Oil & Gas Equipment & Services (0.7%)
McDermott International*	1,610,100	10,901
National Oilwell Varco	106,700	3,490

		14,391

Oil & Gas Storage & Transportation (0.1%)
DHT Holdings	477,600	1,987

Paper & Paper Products (0.2%)
Clearwater Paper*	68,000	3,342

Paper Packaging (1.2%)
International Paper	185,700	10,210
Packaging of America	123,900	13,564
WestRock	27,290	1,567

		25,341

Petroleum & Fuel Products (6.4%)
Chevron	318,600	34,788
Diamond Offshore Drilling*	326,100	4,050
ExxonMobil	431,100	34,505
Helmerich & Payne	51,000	2,582
Marathon Petroleum	227,600	12,743
Tesoro	172,800	17,199
Valero Energy	380,800	26,264

		132,131

Pharmaceuticals (6.8%)
AbbVie	283,900	19,848
Johnson & Johnson	387,800	51,469
Merck	360,400	23,022
Pfizer	1,398,100	46,361

		140,700

Printing & Publishing (0.1%)
Gannett	128,150	1,149

Reinsurance (1.7%)
Everest Re Group	96,000	25,189
Validus Holdings	192,500	10,355

		35,544

Retail (2.1%)
Brinker International	111,800	3,966
Kohl’s	192,200	7,947
Kroger	352,100	8,633
Macy’s	212,300	5,042

	Shares	Value (000)
Retail (continued)
Wal-Mart Stores	231,200	$18,494

		44,082

Semi-Conductors/Instruments (5.4%)
Applied Materials	318,400	14,108
Cirrus Logic*	122,500	7,527
Flextronics International*	776,600	12,418
Intel	1,093,800	38,797
QUALCOMM	237,400	12,627
Sanmina*	349,900	12,544
Teradyne	169,500	5,863
Vishay Intertechnology	486,600	8,686

		112,570

Specialized REIT’s (0.4%)
Hospitality Properties Trust	293,600	8,532

Steel & Steel Works (0.5%)
Reliance Steel & Aluminum	140,800	10,188

Technology Distributors (0.4%)
Insight Enterprises*	230,100	9,324

Telephones & Telecommunications (5.5%)
AT&T	789,400	30,787
Cisco Systems	1,101,200	34,633
Corning	566,700	16,514
Juniper Networks	402,700	11,255
Verizon Communications	430,900	20,855

		114,044

Thrifts & Mortgage Finance (0.3%)
Radian Group	327,300	5,702

Trucking (0.5%)
Ryder System	156,200	11,365

Total Common Stock (Cost $1,550,322)		2,061,500

Schedule of Investments July 31, 2017	(Unaudited)

LSV Value Equity Fund	Face Amount (000)	Value (000)
Repurchase Agreement (1.3%)

Morgan Stanley 0.880%, dated 07/31/17, to be repurchased on 08/01/17, repurchase price $25,569 (collateralized by various U.S. Treasury Notes, par values ranging $3,404 - $18,614, 1.000% - 2.125%, 09/07/17 – 12/31/22; with total market value $26,079)	$25,568	$25,568

Total Repurchase Agreement (Cost $25,568)		25,568

Total Investments – 100.4% (Cost $1,575,890) †		$2,087,068

Percentages are based on Net Assets of $2,079,614 (000).

*	Non-income producing security.

†	At July 31, 2017, the tax basis cost of the Fund’s investments was $1,575,890 (000), and the unrealized appreciation and depreciation were $582,390 (000) and $(71,212) (000) respectively.

Cl	— Class

REIT	— Real Estate Investment Trust

The following is a list of the inputs used as of July 31, 2017, in valuing the Fund’s investments carried at value ($ 000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,061,500	$—	$—	$2,061,500
Repurchase Agreement	—	25,568	—	25,568
Total Investments in Securities	$2,061,500	$25,568	$—	$2,087,068

For the period ended July 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended July 31, 2017, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

LSV-QH-001-2800

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 27, 2017